RESTATEMENT (Detail) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Mar. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Net of discount (in Dollars)																$ 240,325	$ 213,201	$ 146,198	$ 0
Net of discount (in Dollars)		$ 0	$ 20,568													$ 0	$ 0	$ 4,069	$ 20,568
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				100	100	100	100	8,000,000	8,000,000	8,000,000	8,000,000	1,500,000	1,500,000	1,500,000	1,500,000					100	100	100	8,000,000	8,000,000	8,000,000	0	0	1,500,000
Preferred stock, shares issued				100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	0	100,000	100,000	100,000					100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Preferred stock, shares outstanding				100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	0	100,000	100,000	100,000					100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001													$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000													250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	107,714,311	102,002,731	97,664,462													100,497,622	99,627,904	98,724,621	97,664,462
Common stock, shares outstanding	107,714,311	102,002,731	97,664,462													100,497,622	99,627,904	98,724,621	97,664,462